
                       SUPPLEMENT DATED OCT. 24, 2006<F*>
               TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2006:

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
PRODUCT NAME                                                  PROSPECTUS FORM #
------------                                                  -----------------
WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY           45303 E

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THIS SUPPLEMENT APPLIES TO FLORIDA, GEORGIA, MISSISSIPPI AND NEW JERSEY CONTRACTS ONLY.

Effective Oct. 24, 2006, the following footnote is inserted under the "Withdrawal Charge" table under the "Expense Summary - Contract Owner Transaction Expenses" section of your prospectus:

    For Florida, Georgia, Mississippi and New Jersey contracts, the eight-year withdrawal charge schedule is modified as follows: Years 1-3
    - 8%; Year 4 - 7%; Year 5 - 6%; Year 6 - 5%; Year 7 - 4%; Year 8 - 2%;
    and Years 9+ - 0%.

In addition, the following footnote is inserted under the "Examples" under the "Expense Summary" section of your prospectus referencing the eight-year schedule:

    For Florida, Georgia, Mississippi and New Jersey contract holders, your expenses would be slightly lower due to the modified eight-year withdrawal charge schedule.



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

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45303-5 A (10/06)

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<F*>Valid until next prospectus update